Presentation of the Financial Statements and Accounting Practices (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Company's Corporates Structure
2.1.3	Corporate structure

Below are informations regarding the Company’s consolidated subsidiaries and joint operations:

Entity	Participation Embraer Group	Country	Core activities
ELEB – Equipamentos Ltda.	100%	Brazil	Sale of hydraulic and mechanical equipment for the aviation industry
Embraer Aircraft Holding Inc.	100%	EUA	Concentrates corporate activities in the USA
Embraer Aircraft Customer Services, Inc.	100%	EUA	Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services Inc.	100%	EUA	Maintenance of aircraft and components
Embraer Business Innovation Center, Inc.	100%	EUA	Develops technological innovation research in aviation and related areas
Embraer Executive Jet Services, LLC	100%	EUA	After sale support and aircraft maintenance
Embraer Executive Aircraft, Inc.	100%	EUA	Final assembly and delivery of executive jets
Embraer Engineering & Technology Center USA, Inc.	100%	EUA	Engineering services related to aircraft research and development
Embraer Aero Seating Technologies, LLC	100%	EUA	Production and maintenance of aircraft seats
Embraer Defense and Security Inc.	100%	EUA	Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer CAE Training Services LLC	51%	EUA	Pilot, mechanic and crew training
Embraer Aviation Europe - EAE	100%	France	Concentrates corporate activities abroad, specifically Europe
Embraer Aviation International - EAI	100%	France	Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Europe SARL	100%	France	Commercial representation of the Company in Europe, Africa and the Middle East
Embraer Defesa & Segurança Participações S.A.	100%	Brazil	Coordinates investments in the Defense & Security segments
Atech - Negócios em Tecnologias S.A.	100%	Brazil	Development and control, communications, computer and intelligence services
Visiona Tecnologia Espacial S.A.	51%	Brazil	Supply of the Brazilian Government’s Geostationary Defense and Strategic Communications Satellite System (SGDC)
Visiona Internacional B.V.	100%	Holanda	Integration and supply of the Brazilian Government’s (SGDC) System .
SAVIS Tecnologia e Sistemas S.A.	100%	Brazil	Operates in Defense and Security with the Brazilian Government
Embraer GPX Ltda	100%	Brazil	Aircraft maintenance services
Embraer Netherlands Finance B.V.	100%	Holland	Financial operations raising and investing funds of the Embraer Group
Embraer Netherlands B.V.	100%	Holland	Concentrates corporate activities abroad
Embraer Asia Pacific PTE. Ltd.	100%	Singapore	After sale services and support in Asia
Airholding SGPS S.A.	100%	Portugal	Coordinates investments in subsidiaries in Portugal
OGMA - Indústria Aeronáutica de Portugal S.A.	65%	Portugal	Aviation maintenance and production
Embraer CAE Training Services (UK) Limited	51%	United Kingdom	No operations
Embraer Portugal S.A.	100%	Portugal	Coordinates investments and economic activities in subsidiaries in Portugal
Embraer - Portugal Estruturas Metálicas S.A	100%	Portugal	Fabrication of steel parts and products for the aviation industry
Embraer - Portugal Estruturas em Compósitos S.A.	100%	Portugal	Fabrication of composite parts and products for the aviation industry
Embraer (China) Aircraft Technical Services Co. Ltd.	100%	China	Sales and maintenance for after sales support in China
EZ Air Interior Limited	50%	Ireland	Fabrication of interiors for commercial aircraft
Embraer Overseas Ltd.	100%	Cayman Islands	Financial operations raising and investing funds of the Embraer Group
Embraer Spain Holding Co. SL	100%	Spain	Concentrates corporate activities abroad
ECC Investment Switzerland AG	100%	Switzerland	Coordinates investments in subsidiaries abroad
ECC Insurance & Financial Company Limited.	100%	Cayman Islands	Covers financial guarantees offered in aircraft sale structuring
Embraer Finance Ltd.	100%	Cayman Islands	Support to the Company in structuring specific operations
Embraer Merco S.A.	100%	Uruguay	No operations -in the process of settlement

Summary of Impacts of Adoption of IFRS 9, IFRS 15 and IFRSIC 22 on Consolidated Financial Statements

Consolidated Statements of Financial Position

As of December 31, 2017	Published	IFRS 15 Adjustments	IFRS 9 Adjustments	Restated
Financial investments	2,365.6	—	0.5	2,366.1
Trade accounts receivables, net	717.2	(432.8)	12.6	297.0
Contract assets	—	447.5	—	447.5
Other current assets	3,969.0	—	—	3,969.0
Total Current Assets	7,051.8	14.7	13.1	7,079.6
Financial investments	251.3	—	(0.1)	251.2
Deferred income tax and social contribution	2.9	13.0	(2.5)	13.4
Investments	5.6	—	—	5.6
Other non-current assets	4,624.8	—	—	4,624.8
Total Non-Current Assets	4,884.6	13.0	(2.6)	4,895.0

TOTAL ASSETS	11,936.4	27.7	10.5	11,974.6

Contract liabilities	—	1,001.1	—	1,001.1
Advances from customers	799.2	(799.2)	—	—
Provisions	141.4	(17.3)	—	124.1
Unearned income	164.1	(164.1)	—	—
Other current liabilities	1,678.0	—	—	1,678.0
Total Current Liabilities	2,782.7	20.5	—	2,803.2
Contract liabilities	—	125.5	—	125.5
Advances from customers	104.1	(104.1)	—	—
Deferred income tax and social contribution	251.4	4.6	2.0	258.0
Unearned income	97.5	(5.8)	—	91.7
Other non-current liabilities	4,518.7	—	—	4,518.7
Total Non-Current Liabilities	4,971.7	20.2	2.0	4,993.9
Equity	4,182.0	(13.0)	8.5	4,177.5

TOTAL LIABILITIES	11,936.4	27.7	10.5	11,974.6

As of December 31, 2016	Published	IFRS 15 Adjustments	IFRS 9 Adjustments	Restated
Financial investments	1,775.5	—	0.1	1,775.6
Trade accounts receivables, net	665.3	(345.1)	16.6	336.8
Contract assets	—	370.6	—	370.6
Other current assets	4,340.6	—	—	4,340.6
Total Current Assets	6,781.4	25.5	16.7	6,823.6
Financial investments	168.3	—	4.8	173.1
Deferred income tax and social contribution	3.6	10.7	(2.7)	11.6
Other non-current assets	4,711.5	—	—	4,711.5
Total Non-Current Assets	4,883.4	10.7	2.1	4,896.2

TOTAL ASSETS	11,664.8	36.2	18.8	11,719.8

Contract liabilities	—	1,086.8	—	1,086.8
Advances from customers	716.4	(716.4)	—	—
Provisions	135.8	(11.9)	—	123.9
Unearned income	311.5	(311.5)	—	—
Other current liabilities	2,017.2	—	—	2,017.2
Total Current Liabilities	3,180.9	47.0	—	3,227.9
Contract liabilities	—	157.9	—	157.9
Advances from customers	139.8	(139.8)	—	—
Deferred income tax and social contribution	263.5	(1.3)	3.0	265.2
Unearned income	113.9	(7.0)	—	106.9
Other non-current liabilities	4,025.5	—	—	4,025.5
Total Non-Current Liabilities	4,542.7	9.8	3.0	4,555.5
Equity	3,941.2	(20.6)	15.8	3,936.4

TOTAL LIABILITIES	11,664.8	36.2	18.8	11,719.8

As of January 1, 2016	Published	IFRS 15 Adjustments	IFRS 9 Adjustments	Restated
Trade accounts receivables, net	781.9	(360.6)	8.9	430.2
Contract assets	—	387.7	—	387.7
Other current assets	5,629.7	—	—	5,629.7
Total Current Assets	6,411.6	27.1	8.9	6,447.6
Financial investments	749.6	—	(9.0)	740.6
Deferred income tax and social contribution	4.5	14.2	(3.0)	15.7
Other non-current assets	4,503.8	—	—	4,503.8
Total Non-Current Assets	5,257.9	14.2	(12.0)	5,260.1

TOTAL ASSETS	11,669.5	41.3	(3.1)	11,707.7

Contract liabilities	—	1,136.8	—	1,136.8
Advances from customers	743.8	(743.8)	—	—
Provisions	95.7	(6.0)	—	89.7
Unearned income	320.0	(320.0)	—	—
Other current liabilities	1,920.9	—	—	1,920.9
Total Current Liabilities	3,080.4	67.0	—	3,147.4
Contract liabilities	—	—	—	—
Advances from customers	164.1	(164.1)	—	—
Deferred income tax and social contribution	417.3	(2.2)	(2.0)	413.1
Unearned income	62.8	164.1	—	226.9
Other non-current liabilities	4,101.2	—	—	4,101.2
Total Non-Current Liabilities	4,745.4	(2.2)	(2.0)	4,741.2
Equity	3,843.7	(23.5)	(1.1)	3,819.1

TOTAL LIABILITIES	11,669.5	41.3	(3.1)	11,707.7

Consolidated Statements of Income

Year ended December 31, 2017	Published	IFRS 15 Adjustments	IFRS 9 Adjustments	Restated
Revenue	5,839.3	20.1	—	5,859.4
Cost of sales and services	(4,773.3)	9.2	—	(4,764.1)
Gross Profit	1,066.0	29.3	—	1,095.3
Operating income (expense)	(736.7)	(12.7)	(4.0)	(753.4)
Operating profit	329.3	16.6	(4.0)	341.9
Financial result	(41.0)	—	7.0	(34.0)
Profit before taxes on income	288.3	16.6	3.0	307.9
Income tax expense (income)	(25.5)	(3.6)	1.2	(27.9)

Net income	262.8	13.0	4.2	280.0

Atributable to:
Owners of Embraer	246.8	13.0	4.2	264.0
Noncontrolling interest	16.0	—	—	16.0
Earnings per share-basic in US$	0.34			0.36
Earnings per share-diluted in US$	0.34			0.36

Year ended December 31, 2016	Published	IFRS 15 Adjustments	IFRS 9 Adjustments	Restated
Revenue	6,217.5	(13.6)	—	6,203.9
Cost of sales and services	(4,980.7)	(1.3)	—	(4,982.0)
Gross Profit	1,236.8	(14.9)	—	1,221.9
Operating income (expense)	(1,030.8)	14.9	7.7	(1,008.2)
Operating profit	206.0	—	7.7	213.7
Financial result	(47.0)	—	13.9	(33.1)
Profit before taxes on income	159.0	—	21.6	180.6
Income tax expense (income)	8.7	(4.4)	(4.6)	(0.3)

Net income	167.7	(4.4)	17.0	180.3

Atributable to:
Owners of Embraer	166.1	(4.4)	17.0	178.7
Noncontrolling interest	1.7	—	—	1.7
Earnings per share-basic in US$	0.23			0.24
Earnings per share-diluted in US$	0.23			0.24

Reconciliation of restated Consolidated Statements of Changes in Shareholders’ Equity

	Note		2018	2017	2016
As of December 31 of the previous year - originally published			4,182.0	3,941.2	3,843.7
IFRS 9 Adjustment
Decrease of accounts receivable impairment allowance	2.2.1.a)(ii	)	12.6	16.6	8.9
Adjustment to fair value due to change in classification	2.2.1.a) (i	)	0.4	4.9	(9.0)
Financial asset reclassification from available for sale to fair value through P&L
- from Other cumulative translation adjustments (OCI)			(11.5)	—	—
- to Retained earnings			11.5	—	—
Effect of deferred income tax over the adjustments			(4.5)	(5.7)	(1.0)

			8.5	15.8	(1.1)
IFRS 15 Adjustment
Increase (decrease) of development contracts results due to contracts	2.2.1.b) (i), (ii)
combinations and modifications			(2.5)	(7.8)	(16.1)
Increase (decrease) of development contracts results due to changes in	2.2.1.b) (iii)
performance obligations identification			(20.8)	(32.1)	(23.8)
Effect of foreign currency transactions in CTA			1.9	7.3	—
Effect of deferred income tax over the adjustments			8.4	12.0	16.4

			(13.0)	(20.6)	(23.5)

As of January 1 - restated			4,177.5	3,936.4	3,819.1

Summary of Financial Assets and Liabilities in the Original Measurement Categories by IAS 39 as Previously and the New Measurement Categories by Adopting of IFRS 9

The following table sets forth the financial assets and liabilities in the original measurement categories by IAS 39 as previously disclosed on December 31, 2017 and January 1, 2017, and the new measurement categories by adopting of IFRS 9:

Financial instruments	Note	12.31.2017	Category IAS 39	Categoya IFRS 9
		(Restated)
Assets
Cash and cash equivalents	4	1,270.8	Loans and receivables	Amortized cost
Financial investments	5	2,617.3

		1,307.6	Loans and receivables (iv)	Fair value through other comprehensive income
		1,199.5	Held to maturity (iv)	Fair value through profit or loss
		50.5	Held to maturity (iv)	Amortized cost
		58.8	Available for sale	Fair value through profit or loss
		0.9	Fair value through profit or loss	Fair value through profit or loss
Guarantee deposits	10	393.9	Loans and receivables	Amortized cost
Collateralized accounts receivable	8	288.7	Loans and receivables	Amortized cost
Contract assets	30	447.5	Loans and receivables	Amortized cost
Trade accounts receivable, net	6	297.0	Loans and receivables	Amortized cost
Customer and commercial financing	8	16.4	Loans and receivables	Amortized cost
Derivative financial instruments	7	34.3	Fair value through profit or loss	Fair value through profit or loss
Other assets (i)	12	82.2	Loans and receivables	Amortized cost
Liabilities
Loans and financing	19	4,198.5

		1,264.3	Liabilities measured at amortized cost and other liabilities (iv)	Amortized cost
		2,934.2	Liabilities measured at amortized cost and other liabilities	Amortized cost

Trade accounts payable and others liabilities (ii)		1,502.5	Liabilities measured at amortized cost and other liabilities	Amortized cost
Financial guarantee and residual value (iii)	23	139.6

		108.8	Fair value through profit or loss	Fair value through profit or loss
		30.8	Liabilities measured at amortized cost and other liabilities	Amortized cost

Derivative financial instruments	7	8.9	Fair value through profit or loss	Fair value through profit or loss

(i)	Comprises amounts of court-mandated escrow deposits and loans with jointly controlled entity.
(i)	Comprises amounts of trade accounts payable, other payables and non-recourse and recourse debt.
(iii)	Comprises amounts of residual value guarantees and accounts payable of financial guarantee (Note 23).
(iv)

In Note 28.1 to the Company’s annual financial statements as of December 31, 2017, certain financial instruments measured as at amortized cost (held to maturity and loans and receivables) were incorrectly disclosed in the explanatory notes as measured at fair value through profit or loss. This correction does not affect the measurement of amounts previously disclosed considering that, despite the incorrect classification in said Note, the instruments were correctly valued according to their nature.

Financial instruments	Note	01.01.2017	Category IAS 39	Categoya IFRS 9
		(Restated)
Assets
Cash and cash equivalents	4	1,241.5	Loans and receivables	Amortized cost
Financial investments	5	1,948.7

		1,067.9	Loans and receivables (iv)	Fair value through other comprehensive income
		620.9	Held to maturity (iv)	Fair value through other comprehensive income
		173.8	Held to maturity (iv)	Fair value through profit or loss
		51.1	Held to maturity (iv)	Amortized cost
		35.0	Available for sale	Fair value through profit or loss
Guarantee deposits	10	511.4	Loans and receivables	Amortized cost
Collateralized accounts receivable	8	323.3	Loans and receivables	Amortized cost
Contract assets	30	370.6	Loans and receivables	Amortized cost
Trade accounts receivable, net	6	336.8	Loans and receivables	Amortized cost
Customer and commercial financing	8	37.4	Loans and receivables	Amortized cost
Derivative financial instruments	7	32.1	Fair value through profit or loss	Fair value through profit or loss
Other assets (i)	12	79.4	Loans and receivables	Amortized cost
Liabilities
Loans and financing	19	3,759.9

		1,357.4	Liabilities measured at amortized cost and other liabilities (iv)	Amortized cost
		2,402.5	Liabilities measured at amortized cost and other liabilities	Amortized cost

Trade accounts payable and others liabilities (ii)		1,722.4	Liabilities measured at amortized cost and other liabilities	Amortized cost
Financial guarantee and residual value (iii)	23	188.0

		122.2	Fair value through profit or loss	Fair value through profit or loss
		65.8	Liabilities measured at amortized cost and other liabilities	Amortized cost

Derivative financial instruments	7	8.4	Fair value through profit or loss	Fair value through profit or loss

(i)	Comprises amounts of court-mandated escrow deposits and loans with jointly controlled entity.
(i)	Comprises amounts of trade accounts payable, other payables and non-recourse and recourse debt.
(iii)	Comprises amounts of residual value guarantees and accounts payable of financial guarantee (Note 23).
(iv)

In Note 28.1 to the Company’s annual financial statements as of December 31, 2017, certain financial instruments measured as at amortized cost (held to maturity and loans and receivables) were incorrectly disclosed in the explanatory notes as measured at fair value through profit or loss. This correction does not affect the measurement of amounts previously disclosed considering that, despite the incorrect classification in said Note, the instruments were correctly valued according to their nature.